UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

RAMIUS DYNAMIC REPLICATION FUND
SCHEDULE OF INVESTMENTS - As of July 31, 2010 (Unaudited)

Number
of Shares		Value

	EXCHANGE TRADED FUNDS - 35.5%
	CURRENCY FUNDS - 7.6%
160,410	PowerShares DB G10 Currency Harvest Fund *	$3,707,075
80,291	PowerShares DB US Dollar Index Bullish Fund *	1,906,108
		5,613,183

	DEBT FUNDS - 11.0%
207,357	SPDR Barclays Capital High Yield Bond	8,176,087
		8,176,087

	EQUITY FUNDS - 10.0%
75,130	iShares Russell 1000 Growth Index Fund	3,673,857
63,830	iShares Russell 1000 Value Index Fund	3,673,416
		7,347,273

	FOREIGN FUNDS - 6.9%
121,952	iShares MSCI Emerging Markets Index Fund	5,048,813
		5,048,813

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $ 26,033,779)	26,185,356

	EXCHANGE TRADED NOTES - 1.8%
7,677	iPATH S&P 500 VIX Mid-Term Futures *	655,693
28,678	iPATH S&P 500 VIX Short-Term Futures *	647,262
		1,302,955
	TOTAL EXCHANGE TRADED NOTES
	(Cost $ 1,343,574)	1,302,955

Principal		Value
	SHORT-TERM INVESTMENTS - 99.8%
$73,555,766	Fidelity Institutional Money Market Fund, 0.29%‡	73,555,766

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 73,555,766)	73,555,766

	TOTAL INVESTMENTS - 137.1%
	(Cost $ 100,933,119)	101,044,077
	Liabilities in Excess of Other Assets - (37.1%)	(27,336,368)
	TOTAL NET ASSETS - 100.0%	$73,707,709

RAMIUS DYNAMIC REPLICATION FUND
SCHEDULE OF INVESTMENTS - As of July 31, 2010 (Unaudited)

		Unrealized
Contracts		Gain (Loss)
	FUTURES CONTRACTS PURCHASED
28	September 2010 Russell 2000 Mini Index Futures Contracts
	(Aggregate Market Value of Contracts $ 1,818,800)	$(28,392)

* Non-income producing security
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

RAMIUS DYNAMIC REPLICATION FUND
SUMMARY OF INVESTMENTS BY INDUSTRY - As of July 31, 2010 (Unaudited)

	Percent of
Industry	Net Assets
Exchange Traded Funds	35.5%
Exchange Traded Notes	1.8%
Total Long-Term Investments	37.3%

Short-Term Investments	99.8%
Total Investments	137.1%
Liabilities in Excess of Other Assets	(37.1	) %
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2010
(Unaudited)

Note 1 – Organization
Ramius Dynamic Replication Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to replicate the returns attributable to: (i) the exposure of the Ramius Custom Actively Managed Composite (the "RCAM Composite") to various markets and (ii) the changes in that market exposure from month to month. The Fund commenced investment operations on July 22, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Stock Index Futures
The Fund may invest in stock index futures only as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.

(c) Exchange Traded Notes
ETNs are debt securities that combine certain aspects of ETFs and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Note 3 – Federal Income Taxes

At July 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$100,933,119

Unrealized appreciation	$156,571
Unrealized (depreciation)	(45,613)
Net appreciation/(depreciation) on investments	$110,958

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2010
(Unaudited) – Continued

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at Value
Exchange Traded Funds[1]	$26,185,356	-	-	$26,185,356
Exchange Traded Notes	1,302,955			1,302,955
Short-Term Investments	73,555,766	-	-	73,555,766
Total Investments, at Value	101,044,077			101,044,077
Other Financial Instruments*
Futures Contracts	(28,392)			(28,392)
Total Assets	$101,015,685	-	-	$101,015,685

1 All exchange traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major industry classification, please refer to the Schedule of Investments.

*Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	September 28, 2010

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	September 28, 2010

* Print the name and title of each signing officer under his or her signature.